Investment in Associate Company - Additional Information (Detail) - USD ($)			6 Months Ended
	Apr. 28, 2021	Oct. 15, 2019	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Gain on dilution of subsidiary			$ 0	$ 2,307,735
Jaguahr Therapeutics Pte Ltd [Member]
Statement [Line Items]
Proportion of ownership interest in joint venture		55.00%
Gain on dilution of subsidiary				2,307,735
Reclassification of capital reserve				1,376,349
Non-controlling interests derecognized due to gain on dilution of subsidiary				$ 31,717
Percentage of the fair value of net identifiable assets			35.00%
Jaguahr Therapeutics Pte Ltd [Member] | Top of range [member]
Statement [Line Items]
Proportion of ownership interest in joint venture	55.00%
Jaguahr Therapeutics Pte Ltd [Member] | Bottom of range [member]
Statement [Line Items]
Proportion of ownership interest in joint venture	35.00%